Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Gross property and equipment	$ 1,672,934	$ 1,642,002
Less - Accumulated depreciation and amortization	(801,337)	(502,501)
Net property and equipment	871,597	1,139,501
Furniture and Equipment [Member]
Gross property and equipment	935,697	908,957
Leasehold Improvements [Member]
Gross property and equipment	519,378	519,378
Construction in Progress [Member]
Gross property and equipment	143,037	138,845
Molds [Member]
Gross property and equipment	$ 74,822	$ 74,822